Equity Method Investment in Smackover Lithium - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Equity Method Investment in Joint Ventures
Net loss	$ 2,738	$ 1,550
Company's share of net loss	1,502	984
Current assets	146,739		$ 157,687
Non-current assets	244,227		228,829
TOTAL ASSETS	390,966		386,516
Current liabilities	7,276		10,086
TOTAL LIABILITIES	28,444		32,558
Carrying amount of investment in joint ventures	185,241		168,868
Total
Equity Method Investment in Joint Ventures
Net loss	2,733	1,790
Company's share of net loss	1,502	984
Current assets	38,663	23,730
Non-current assets	161,149	147,386
TOTAL ASSETS	199,812	171,116
Current liabilities	10,722	11,795
TOTAL LIABILITIES	10,722	11,795
Net assets	189,090	159,321
Company's share of Smackover Lithium	104,000	87,627
Adjustments to the Company's share of net assets	81,241	81,241
Carrying amount of investment in joint ventures	185,241	168,868
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	2,363	1,507
Company's share of net loss	1,299	829
Current assets	20,410	12,741
Non-current assets	89,189	82,994
TOTAL ASSETS	109,599	95,735
Current liabilities	5,865	7,139
TOTAL LIABILITIES	5,865	7,139
Net assets	103,734	88,596
Company's share of Smackover Lithium	57,054	48,728
Adjustments to the Company's share of net assets	56,437	56,437
Carrying amount of investment in joint ventures	113,491	105,165	105,165
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	370	283
Company's share of net loss	203	155
Current assets	18,253	10,989
Non-current assets	71,960	64,392
TOTAL ASSETS	90,213	75,381
Current liabilities	4,857	4,656
TOTAL LIABILITIES	4,857	4,656
Net assets	85,356	70,725
Company's share of Smackover Lithium	46,946	38,899
Adjustments to the Company's share of net assets	24,804	24,804
Carrying amount of investment in joint ventures	$ 71,750	$ 63,703	$ 63,703